SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
Contract assets	$ 134	$ 131
Contract liabilities	66	12
Accounts receivable, net
Summary Of Significant Accounting Policies [Line Items]
Contract assets	70	63
Other non-current assets
Summary Of Significant Accounting Policies [Line Items]
Contract assets	64	68
Accounts payable and accrued liabilities
Summary Of Significant Accounting Policies [Line Items]
Contract liabilities	32	0
Other non-current liabilities
Summary Of Significant Accounting Policies [Line Items]
Contract liabilities	34	12
Contract manufacturing services
Summary Of Significant Accounting Policies [Line Items]
Contract assets	47	36
Software sales
Summary Of Significant Accounting Policies [Line Items]
Contract assets	40	43
Bundled equipment and consumable medical products contracts
Summary Of Significant Accounting Policies [Line Items]
Contract assets	$ 47	$ 52